The Jensen Portfolio

Supplement dated April 1, 2011
to the
Prospectus dated September 30, 2010
Class J and I Shares

Effective May 1, 2011, Mr. Allen T. Bond and Mr. Kevin J. Walkush, each a Business Analyst for Jensen Investment Management, Inc. (the “Investment Adviser”), will become members of the Investment Adviser’s investment committee.  In addition, effective February 28, 2011, Mr. Robert G. Millen has retired from his employment with the Investment Adviser, and no longer serves as a member of the investment committee.  Concurrent with his retirement from the Investment Adviser, Mr. Millen resigned from his position as Secretary of the Fund.

Also effective February 28, 2011, the Fund’s Board of Directors has appointed new officers for the Fund.  Mr. Robert F. Zagunis has been appointed as Secretary of the Fund, replacing Mr. Millen.  Mr. Eric H. Schoenstein and Mr. David G. Mertens have each been appointed as a Vice President of the Fund.

In addition, effective April 1, 2011, the Fund’s Board of Directors has approved the adoption of breakpoints to the Fund’s annual investment advisory fee.  Both the Investment Adviser and the Fund’s Board of Directors believe the adoption of breakpoints in the Fund’s annual investment advisory fee will allow shareholders of the Fund to share in economies of scale that will be realized as the Fund’s assets grow.

The disclosure in the section entitled “Management – Portfolio Managers” on page 4 of the Prospectus is amended as set forth below to reflect the retirement of Mr. Millen and the appointment of Messrs. Bond and Walkush to the Adviser’s investment committee, which is responsible for all investment decisions for the Fund:

The Fund is managed by the Investment Adviser’s investment committee, which is composed of:

Portfolio Manager	Years of Service with the Fund	Primary Title
Robert F. Zagunis	Since 1993	Vice President and Principal
Eric H. Schoenstein	Since 2004	Vice President and Principal
Robert D. McIver	Since 2005	President and Principal
Kurt M. Havnaer	Since 2007	Business Analyst
Allen T. Bond*	Since 2011	Business Analyst
Kevin J. Walkush*	Since 2011	Business Analyst

*Messrs. Bond and Walkush will join the investment committee effective May 1, 2011.

The disclosure in the section entitled “Management of the Fund – Investment Adviser” beginning on page 8 of the Prospectus is amended as set forth below to reflect the retirement of Mr. Millen, the appointment of two new members to the Investment Adviser’s investment committee, the election of new officers for the Fund and the adoption of breakpoints in the Fund’s annual investment advisory fee:

The Fund’s investment adviser is Jensen Investment Management, Inc., with offices at 5300 Meadows Road, Suite 250, Lake Oswego, Oregon 97035-8234.  The investments and business operations of the Fund are managed by the Investment Adviser subject to oversight by the Fund’s Board of Directors.  The Investment Adviser is also responsible for selecting brokers and dealers to execute the Fund’s portfolio transactions.  Jensen Investment Management, Inc. has acted as the Fund’s investment adviser since the Fund was started in 1992.

1

The Fund is managed by a team composed of the Investment Adviser’s investment committee, which is responsible for all investment decisions for the Fund.  All members share equal responsibility in managing the Fund and making decisions regarding the Fund’s investments.  The investment committee is composed of Robert F. Zagunis, Eric H. Schoenstein, Robert D. McIver and Kurt M. Havnaer.  Effective May 1, 2011, Allen T. Bond and Kevin J. Walkush will also join the investment committee.

Robert F. Zagunis has been employed as Vice President and has been a Principal of the Investment Adviser since January 1993.  Mr. Zagunis has over 34 years of experience in the banking and investment management industries.  He was manager of the Portland business-banking group for The Bank of California from 1987 to 1993 and before then held several senior lending and management responsibilities in the Corporate Banking Division of First National Bank of Oregon spanning a decade.  Mr. Zagunis is Vice President and Secretary of the Fund.  Mr. Zagunis has been a member of the investment team since 1993.

Eric H. Schoenstein was appointed Director of Business Analysis of the Investment Adviser in September 2002.  Mr. Schoenstein, a Vice President of the Investment Adviser, has been a Principal of the Investment Adviser since 2003 and has over 21 years of accounting and business analysis experience.  He spent nearly 14 years with Arthur Andersen LLP, having served as a Senior Audit Manager providing a wide variety of services to clients in both the public and private sectors, primarily in the manufacturing, transportation and wholesale and retail distribution industries.  Mr. Schoenstein is a Vice President of the Fund.  Mr. Schoenstein has been a member of the investment team since January of 2004.

Robert D. McIver was appointed President of the Fund and President of the Investment Adviser in February 2007, and joined the Investment Adviser in September 2004 as Director of Operations and Portfolio Manager.  Mr. McIver, a Principal of the Investment Adviser since 2005, has over 20 years of experience in the banking and investment management industries, including 10 years with Schroder Investment Management in London and 2 additional years with Schroder & Co. Trust Bank where he served as Chief Investment Officer, Latin America.  More recently, he managed two private companies in British Columbia, Canada from 2001 – 2004.  Mr. McIver is a Fellow of the United Kingdom’s Securities Institute.  Mr. McIver has been a member of the investment team since March of 2005.

Kurt M. Havnaer, CFA, has been employed as a Business Analyst of the Investment Adviser since December 2005.  Mr. Havnaer has over 19 years of experience in the investment management industry.  Prior to joining the Investment Adviser, he spent 9 years at Columbia Management Advisors as a high yield analyst and co-portfolio manager.  Prior to that, Mr. Havnaer was a portfolio manager, analyst and trader at Safeco Asset Management.  He has been a member of the investment team since September of 2007.

Allen T. Bond, CFA, has been employed as a Business Analyst of the Investment Adviser since February 2007.  Mr. Bond has over 13 years of experience in the investment management industry.    Mr. Bond joined the Investment Adviser from Washington Mutual where he held the position of Credit Analyst.  In that role, Mr. Bond performed fundamental analysis on investment grade corporate bond issuers.  Prior to Washington Mutual, he was a High Yield Credit Analyst and Trader for Columbia Management Group.  Mr. Bond began his career as a trader at Ferguson Wellman Capital Management.  He will become a member of the investment team effective May 1, 2011.

Kevin J. Walkush has been employed as a Business Analyst of the Investment Adviser since May 2007.  Mr. Walkush has over 6 years of experience in the investment management industry.  Mr. Walkush joined the Investment Adviser from Morningstar where he held the position of Stock Analyst.  In that role, Mr. Walkush provided equity research coverage of industrial, mining, and alternative energy stocks.  Prior to Morningstar, Mr. Walkush consulted for Lux Capital where he performed due diligence on investment candidates as well as prepared university-based technology for commercialization.  Mr. Walkush has also held various finance and operational roles at Amazon.com and Weyerhaeuser.  He will become a member of the investment team effective May 1, 2011.

2

The Adviser also serves as investment adviser to individual and institutional accounts, and was managing assets totaling approximately $5.4 billion as of February 28, 2011.  For its services to the Fund, the Investment Adviser receives an annual investment advisory fee paid by the Fund.  The table below illustrates the base fees paid to the Adviser, along with reduced fees paid on assets in excess of certain levels (breakpoints):

Annual Advisory Fee (as a percentage of the Fund’s average daily net assets)

$4 billion or less	More than $4 billion, up to $8 billion	More than $8 billion, up to $12 billion	More than $12 billion
0.500%	0.475%	0.450%	0.425%

The above-described breakpoints in the Fund’s annual investment advisory fee were implemented by the Fund effective April 1, 2011.  Prior to that time, the Investment Adviser’s annual investment advisory fee was equal to 0.50% of the Fund’s average daily net assets.  The SAI provides additional information about the investment team’s compensation, other accounts managed by each member of the investment team and each member’s ownership of securities in the Fund.

A discussion of the Board of Directors’ decision in July 2010 to renew the Fund’s investment advisory agreement with the Investment Adviser is available in the Fund’s semi-annual Report to shareholders dated November 30, 2010.

Please retain this supplement with your Prospectus

The Jensen Portfolio

Supplement dated April 1, 2011
to the
Prospectus dated September 30, 2010
Class R Shares

Effective April 1, 2011, the Fund has implemented a Shareholder Servicing Plan for its Class R shares.  Under the terms of the Shareholder Servicing Plan, the Fund is authorized to make payments to financial intermediaries, retirement plan administrators and other service providers in return for their shareholder servicing and maintenance of Class R shareholder accounts, including participant recordkeeping and administrative services provided to participants in retirement plans that maintain Class R accounts in the Fund. These shareholder servicing and maintenance fees may not exceed 0.25% per year of the Fund’s average daily net assets for Class R shares.

The disclosure in the section entitled “Summary of the Fund – Fees and Expenses of the Fund” on page 1 of the Prospectus is amended as set forth below to reflect the adoption of a shareholder servicing fee:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees	Class R
(fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses(1)	0.13%
Shareholder Servicing Fee	0.25%
Total Annual Fund Operating Expenses(2)	1.38%
(1)	Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above and are based on the previous fiscal year’s expenses.
(2)
Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of this Prospectus, which reflects the actual historical operating expenses of the Fund and does not include indirect expenses such as acquired fund fees and expenses.

The disclosure in the section entitled “Distribution and Servicing of Shares” beginning on page 9 of the Prospectus is amended as set forth below to reflect the adoption of a shareholder servicing fee:

Shareholder Servicing Plan
The Fund has implemented a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) for its Class R shares that authorizes the Fund to make payments to financial intermediaries, retirement plan administrators and other service providers in return for their shareholder servicing and maintenance of Class R shareholder accounts, including participant recordkeeping and administrative services provided for participants in retirement plans that maintain Class R accounts in the Fund.  The shareholder servicing and maintenance fees authorized under the Shareholder Servicing Plan may not exceed 0.25% per year of the Fund’s average daily net assets for Class R shares and may not be used to pay for any services in connection with the distribution and sale of Class R shares.

Effective May 1, 2011, Mr. Allen T. Bond and Mr. Kevin J. Walkush, each a Business Analyst for Jensen Investment Management, Inc. (the “Investment Adviser”), will become members of the Investment Adviser’s investment committee.  In addition, effective February 28, 2011, Mr. Robert G. Millen has retired from his employment with the Investment Adviser, and no longer serves as a member of the investment committee.  Concurrent with his retirement from the Investment Adviser, Mr. Millen resigned from his position as Secretary of the Fund.

Also effective February 28, 2011, the Fund’s Board of Directors has appointed new officers for the Fund.  Mr. Robert F. Zagunis has been appointed as Secretary of the Fund, replacing Mr. Millen.  Mr. Eric H. Schoenstein and Mr. David G. Mertens have each been appointed as a Vice President of the Fund.

In addition, effective April 1, 2011, the Fund’s Board of Directors has approved the adoption of breakpoints to the Fund’s annual investment advisory fee.  Both the Investment Adviser and the Fund’s Board of Directors believe the adoption of breakpoints in the Fund’s annual investment advisory fee will allow shareholders of the Fund to share in economies of scale that will be realized as the Fund’s assets grow.

The disclosure in the section entitled “Management – Portfolio Managers” on page 4 of the Prospectus is amended as set forth below to reflect the retirement of Mr. Millen and the appointment of Messrs. Bond and Walkush to the Adviser’s investment committee, which is responsible for all investment decisions for the Fund:

The Fund is managed by the Investment Adviser’s investment committee, which is composed of:

Portfolio Manager	Years of Service with the Fund	Primary Title
Robert F. Zagunis	Since 1993	Vice President and Principal
Eric H. Schoenstein	Since 2004	Vice President and Principal
Robert D. McIver	Since 2005	President and Principal
Kurt M. Havnaer	Since 2007	Business Analyst
Allen T. Bond*	Since 2011	Business Analyst
Kevin J. Walkush*	Since 2011	Business Analyst

*Messrs. Bond and Walkush will join the investment committee effective May 1, 2011.

The disclosure in the section entitled “Management of the Fund – Investment Adviser” beginning on page 8 of the Prospectus is amended as set forth below to reflect the retirement of Mr. Millen, the appointment of two new members to the Investment Adviser’s investment committee, the election of new officers for the Fund and the adoption of breakpoints in the Fund’s annual investment advisory fee:

The Fund’s investment adviser is Jensen Investment Management, Inc., with offices at 5300 Meadows Road, Suite 250, Lake Oswego, Oregon 97035-8234.  The investments and business operations of the Fund are managed by the Investment Adviser subject to oversight by the Fund’s Board of Directors.  The Investment Adviser is also responsible for selecting brokers and dealers to execute the Fund’s portfolio transactions.  Jensen Investment Management, Inc. has acted as the Fund’s investment adviser since the Fund was started in 1992.

The Fund is managed by a team composed of the Investment Adviser’s investment committee, which is responsible for all investment decisions for the Fund.  All members share equal responsibility in managing the Fund and making decisions regarding the Fund’s investments.  The investment committee is composed of Robert F. Zagunis, Eric H. Schoenstein, Robert D. McIver and Kurt M. Havnaer.  Effective May 1, 2011, Allen T. Bond and Kevin J. Walkush will also join the investment committee.

Robert F. Zagunis has been employed as Vice President and has been a Principal of the Investment Adviser since January 1993.  Mr. Zagunis has over 34 years of experience in the banking and investment management industries.  He was manager of the Portland business-banking group for The Bank of California from 1987 to 1993 and before then held several senior lending and management responsibilities in the Corporate Banking Division of First National Bank of Oregon spanning a decade.  Mr. Zagunis is Vice President and Secretary of the Fund.  Mr. Zagunis has been a member of the investment team since 1993.

Eric H. Schoenstein was appointed Director of Business Analysis of the Investment Adviser in September 2002.  Mr. Schoenstein, a Vice President of the Investment Adviser, has been a Principal of the Investment Adviser since 2003 and has over 21 years of accounting and business analysis experience.  He spent nearly 14 years with Arthur Andersen LLP, having served as a Senior Audit Manager providing a wide variety of services to clients in both the public and private sectors, primarily in the manufacturing, transportation and wholesale and retail distribution industries.  Mr. Schoenstein is a Vice President of the Fund.  Mr. Schoenstein has been a member of the investment team since January of 2004.

Robert D. McIver was appointed President of the Fund and President of the Investment Adviser in February 2007, and joined the Investment Adviser in September 2004 as Director of Operations and Portfolio Manager.  Mr. McIver, a Principal of the Investment Adviser since 2005, has over 20 years of experience in the banking and investment management industries, including 10 years with Schroder Investment Management in London and 2 additional years with Schroder & Co. Trust Bank where he served as Chief Investment Officer, Latin America.  More recently, he managed two private companies in British Columbia, Canada from 2001 – 2004.  Mr. McIver is a Fellow of the United Kingdom’s Securities Institute.  Mr. McIver has been a member of the investment team since March of 2005.

Kurt M. Havnaer, CFA, has been employed as a Business Analyst of the Investment Adviser since December 2005.  Mr. Havnaer has over 19 years of experience in the investment management industry.  Prior to joining the Investment Adviser, he spent 9 years at Columbia Management Advisors as a high yield analyst and co-portfolio manager.  Prior to that, Mr. Havnaer was a portfolio manager, analyst and trader at Safeco Asset Management.  He has been a member of the investment team since September of 2007.

Allen T. Bond, CFA, has been employed as a Business Analyst of the Investment Adviser since February 2007.  Mr. Bond has over 13 years of experience in the investment management industry.    Mr. Bond joined the Investment Adviser from Washington Mutual where he held the position of Credit Analyst.  In that role, Mr. Bond performed fundamental analysis on investment grade corporate bond issuers.  Prior to Washington Mutual, he was a High Yield Credit Analyst and Trader for Columbia Management Group.  Mr. Bond began his career as a trader at Ferguson Wellman Capital Management.  He will become a member of the investment team effective May 1, 2011.

Kevin J. Walkush has been employed as a Business Analyst of the Investment Adviser since May 2007.  Mr. Walkush has over 6 years of experience in the investment management industry.  Mr. Walkush joined the Investment Adviser from Morningstar where he held the position of Stock Analyst.  In that role, Mr. Walkush provided equity research coverage of industrial, mining, and alternative energy stocks.  Prior to Morningstar, Mr. Walkush consulted for Lux Capital where he performed due diligence on investment candidates as well as prepared university-based technology for commercialization.  Mr. Walkush has also held various finance and operational roles at Amazon.com and Weyerhaeuser.  He will become a member of the investment team effective May 1, 2011.

The Adviser also serves as investment adviser to individual and institutional accounts, and was managing assets totaling approximately $5.4 billion as of February 28, 2011.  For its services to the Fund, the Investment Adviser receives an annual investment advisory fee paid by the Fund.  The table below illustrates the base fees paid to the Adviser, along with reduced fees paid on assets in excess of certain levels (breakpoints):

Annual Advisory Fee (as a percentage of the Fund’s average daily net assets)

$4 billion or less	More than $4 billion, up to $8 billion	More than $8 billion, up to $12 billion	More than $12 billion
0.500%	0.475%	0.450%	0.425%

The above-described breakpoints in the Fund’s annual investment advisory fee were implemented by the Fund effective April 1, 2011.  Prior to that time, the Investment Adviser’s annual investment advisory fee was equal to 0.50% of the Fund’s average daily net assets.  The SAI provides additional information about the investment team’s compensation, other accounts managed by each member of the investment team and each member’s ownership of securities in the Fund.

A discussion of the Board of Directors’ decision in July 2010 to renew the Fund’s investment advisory agreement with the Investment Adviser is available in the Fund’s semi-annual Report to shareholders dated November 30, 2010.

Please retain this supplement with your Prospectus